RiverSource S&P 500 Index Fund
Summary of the Fund
INVESTMENT OBJECTIVE
RiverSource S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RiverSource S&P 500 Index Fund	RiverSource S&P 500 Index Fund Class A	RiverSource S&P 500 Index Fund Class Z
Shareholder Fees Column [Text]	Class A	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RiverSource S&P 500 Index Fund		RiverSource S&P 500 Index Fund Class A	RiverSource S&P 500 Index Fund Class Z
Operating Expenses Column [Text]		Class A	Class Z
Management fees	[1]	0.22%	0.22%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses		0.27%	0.27%
Total annual fund operating expenses		0.74%	0.49%
Less: Fee waiver/expense reimbursement	[2]	(0.17%)	(0.17%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.57%	0.32%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any), until March 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds, if any), will not exceed 0.57% for Class A and 0.32% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RiverSource S&P 500 Index Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
RiverSource S&P 500 Index Fund Class A	Class A (whether or not shares are redeemed)	58	220	395	906
RiverSource S&P 500 Index Fund Class Z	Class Z (whether or not shares are redeemed)	33	140	258	603

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% (including the amount of any borrowings for investment purposes) of its total assets in securities that are contained in the S&P 500.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC, expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Indexing Risk. The Fund is managed to an index and the Fund’s performance therefore is expected to rise and fall as the performance of the index rises and falls.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Tracking Error Risk. The Fund will not track the index perfectly and the Fund may not outperform the index. The tools that the investment manager uses to replicate the index are not perfect and the Fund’s performance may be impacted by the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +15.85% (quarter ended June 30, 2009).

• Lowest return for a calendar quarter was -21.76% (quarter ended Dec. 31, 2008).

• Class A year-to-date return was +5.73% at March 31, 2011.

Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns RiverSource S&P 500 Index Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes RiverSource S&P 500 Index Fund Class A	RiverSource S&P 500 Index Fund:	Class A — before taxes		15.07%	2.04%	0.96%
before taxes RiverSource S&P 500 Index Fund Class Z	RiverSource S&P 500 Index Fund:	Class Z — before taxes		15.30%	2.24%	1.19%
after taxes on distributions RiverSource S&P 500 Index Fund Class A	RiverSource S&P 500 Index Fund:	Class A — after taxes on distributions		14.85%	1.07%	0.30%
after taxes on distributions and redemption of fund shares RiverSource S&P 500 Index Fund Class A	RiverSource S&P 500 Index Fund:	Class A — after taxes on distributions and redemption of fund shares		10.10%	1.42%	0.55%
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Lipper S&P 500 Objective Funds Index		Lipper S&P 500 Objective Funds Index	(reflects no deduction for fees or taxes)	14.70%	2.08%	1.16%